TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER TITAN LONG/SHORT FUND

TURNER SMID CAP GROWTH OPPORTUNITIES FUND

TURNER MIDCAP GROWTH FUND

TURNER SMALL CAP GROWTH FUND

Institutional Class

Investor Class

Retirement Class

Supplement dated June 16, 2016

to the Prospectus dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective June 16, 2016:

1.                          The disclosure under “Medical Sciences Long/Short Fund - Management — Portfolio Managers” on page 3 is deleted and replaced by the following:

Portfolio Manager

John P. Fraunces, Jr., Senior Portfolio Manager and member of Turner’s Absolute Return Team, is the portfolio manager of the Medical Sciences Long/Short Fund. Mr. Fraunces joined Turner in 2015.

2.                          The disclosure under “Titan Long/Short Fund - Management — Portfolio Managers” on page 7 is deleted and replaced by the following:

Portfolio Manager

Scott C. Swickard, CFA, Portfolio Manager and member of Turner’s Absolute Return Team, is the portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007.

3.                          The disclosure under “SMID Cap Growth Opportunities Fund - Management — Portfolio Managers” on page 11 is deleted and replaced by the following:

Portfolio Manager

Jason D. Schrotberger, CFA, Senior Portfolio Manager and member of Turner’s U.S. Domestic Team, is the portfolio manager of the SMID Cap Growth Opportunities Fund. Mr. Schrotberger joined Turner in 2001.

4.                          The disclosure under “Midcap Growth Fund - Management — Portfolio Managers” on page 14 is deleted and replaced by the following:

Portfolio Manager

Christopher K. McHugh, Senior Portfolio Manager and member of Turner’s U.S. Domestic Team, is the portfolio manager of the Midcap Growth Fund. Mr. McHugh co-founded Turner in 1990.

5.                          The disclosure under “Small Cap Growth Fund - Management — Portfolio Managers” on page 17 is deleted and replaced by the following:

Portfolio Manager

Jason D. Schrotberger, CFA, Senior Portfolio Manager and member of Turner’s U.S. Domestic Team, is the portfolio manager of the Small Cap Growth Fund. Mr. Schrotberger joined Turner in 2001.

6.                          The disclosure under “Portfolio Managers” on page 24 is deleted and replaced by the following:

The Medical Sciences Long/Short Fund is managed by John P. Fraunces, Jr. The Titan Long/Short Fund is managed by Scott C. Swickard, CFA.  The SMID Cap Growth Opportunities Fund is managed by Jason D. Schrotberger, CFA. The Midcap Growth Fund is managed by Christopher K. McHugh. The Small Cap Growth Fund is managed by Jason D. Schrotberger, CFA.

Christopher K. McHugh, Senior Portfolio Manager, co-founded Turner in 1990. Mr. McHugh is a member of Turner’s U.S. Domestic Team and the portfolio manager of the Midcap Growth Fund. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 30 years of investment experience.

Jason D. Schrotberger, CFA, Senior Portfolio Manager, joined Turner in February 2001. Mr. Schrotberger is a member of Turner’s U.S. Domestic Team and the portfolio manager of the Small Cap Growth Fund and SMID Cap Growth Opportunities Fund. From 1998 to 2001, he was an Investment Analyst with Black Rock Financial Management. Previously, he was an Equity Analyst with PNC Asset Management from 1997 until 1998. He has 22 years of investment experience.

Scott C. Swickard, CFA, Portfolio Manager, is a member of Turner’s Absolute Return Team and the portfolio manager of the Titan Long/Short Fund. Mr. Swickard joined Turner in 2007. He has nine years of investment experience.

John P. Fraunces, Jr., Senior Portfolio Manager, is a member of Turner’s Absolute Return Team and the portfolio manager of the Medical Sciences Long/Short Fund. Mr. Fraunces joined Turner in 2015 and has 16 years of investment experience and an additional five years within the healthcare industry. Prior to joining Turner, Mr. Fraunces was a portfolio manager of the Synaptic Medical

2

Fund, L.P. from 2009 to 2015, and previously a portfolio manager at Solaris and a senior equity analyst at Gardner Lewis.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

TURNER FUNDS

TURNER MEDICAL SCIENCES LONG/SHORT FUND

TURNER TITAN LONG/SHORT FUND

TURNER SMID CAP GROWTH OPPORTUNITIES FUND

TURNER MIDCAP GROWTH FUND

TURNER SMALL CAP GROWTH FUND

Institutional Class

Investor Class

Retirement Class

Supplement dated June 16, 2016

to the Statement of Additional Information (“SAI”) dated January 31, 2016

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective June 16, 2016:

1.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Medical Sciences Long/Short Fund” on page 34 is deleted and replaced by the following:

Turner Medical Sciences Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

John P. Fraunces, Jr.	0 Accounts $0	0 Accounts $0	1 Account $1 million	0 Accounts	$0	0 Accounts	$0	1 Account	$1 million

2.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Titan Long/Short Fund” on page 35 is deleted and replaced by the following:

Turner Titan Long/Short Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Scott C. Swickard	0 Accounts $0	0 Accounts $0	0 Accounts $0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — SMID Cap Growth Opportunities Fund” on page 35 is deleted and replaced by the following:

Turner SMID Cap Growth Opportunities Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Jason D. Schrotberger	1 Account $71 million	0 Accounts $0	1 Account $12 million	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Midcap Growth Fund” on page 36 is deleted and replaced by the following:

Turner Midcap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Christopher K. McHugh	0 Accounts $0	0 Accounts $0	3 Accounts $19 million	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

2.                                      The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Small Cap Growth Fund” on page 36 is deleted and replaced by the following:

Turner Small Cap Growth Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Jason D. Schrotberger	1 Account $88 million	0 Accounts $0	1 Account $12 million	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

3.                                      The table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds” on pages 37-38 is deleted and replaced by the following:

Medical Sciences Long/Short Fund	John P. Fraunces, Jr.	$1-$10,000
Titan Long/Short Fund	Scott C. Swickard	None
SMID Cap Growth Opportunities Fund	Jason D. Schrotberger	None
Midcap Growth Fund	Christopher K. McHugh	$100,001-$500,000
Small Cap Growth Fund	Jason D. Schrotberger	$100,001-$500,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE